Convertible Notes Payable (Details Narrative)	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 23, 2020 USD ($)	May 28, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 08, 2019	Nov. 27, 2018
Convertible notes payable, description						Four of the investors had previously invested in the Company’s preferred stock.
Aggregate principal amount	$ 250,000
Original issue discount rate		12.50%
Commissions costs and fees						$ 366,500
Warrant exercisable per share (in Dollars per share) | $ / shares		$ 2.00
Debentures maturity date	Mar. 24, 2021			May 06, 2023
Debentures bears interest rate								5.00%	5.00%
Debenture default percentage						130.00%
Principal amount of notes converted						$ 91,600
Amount of interest converted to common stock						4,400
Unamortized debt costs						531,724
Fair value of placement agent warrants at time of issue						933,177
Amortization expense						754,306
Debt discount related to the sale of the debentures						1,653,448
Original issue discount				$ 342,554	$ 0	328,125
Discount related to fair value of warrants						$ 1,325,323
Proceeds from promissory note	$ 250,000
Interest rate	5.00%		10.00%
Aggregate price of common stock	$ 5,000,000
Aggregate notes payable			$ 200,000
Conversion price, percentage			75.00%
Amount of interest cancelled			$ 322,554
Common Stock
Debt converted into common stock						60,000
Securities Purchase Agreement
Aggregate principal amount		$ 2,953,125
Original issue discount rate		12.50%
Common stock purchase warrants (in Shares) | shares		1,845,703
Warrants coverage percentage		100.00%
Proceeds from offering		$ 2,226,000
Original issue discount deducted		328,125
Commissions costs and fees		295,000
Legal fees aggregate amount		100,000
Escrow agent fees		$ 4,000
Common stock purchase warrants (in Shares) | shares		369,141
Warrant exercisable per share (in Dollars per share) | $ / shares		$ 2.00
Debentures maturity date		May 28, 2021
Debentures bears interest rate		8.00%
Debenture conversion, description						The Debentures are convertible into shares of Common Stock at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Company’s common stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $508,000 of outstanding senior indebtedness.
Unamortized debt costs						$ 673,975
Amortization expense						953,517
Convertible Notes
Unamortized debt costs						13,647
Unamortized debt discount						25,956
Incurred debt costs						$ 1,299,677
Aggregate notes payable			$ 255,000